Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Gains (losses) on cash flow hedges - tax expense (benefit)	$ 0	$ 0	$ (2,845)
Reclassification adjustments on cash flow hedges - tax expense (benefit)	0	0	4,666
Gain (loss) on pension - tax	(528)	(5)	16
Foreign currency translation adjustments - tax expense (benefit)	$ 854	$ 1,674	$ 946